Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Provision for Income Taxes

The provision for income taxes includes the following components:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Current Provision (Benefit) -
Federal	$64,256	$62,424	$49,604
State	4,727	(2,155)	2,211
	68,983	60,269	51,815
Deferred Provision (Benefit) -
Federal	(546)	(962)	7,691
State	(1,777)	6,767	(1,945)
	(2,323)	5,805	5,746
Provision for Income Taxes	$66,660	$66,074	$57,561

Schedule of Effective Tax Rates Vary from Federal Statutory Rates

The effective tax rates vary from the federal statutory rates due to the following items:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Earnings Before Income Taxes	$219,252	$252,927	$181,804
Income Taxes at Statutory Rate	$76,738	$88,524	$63,631
Increases (Decreases) in Tax Resulting from -
State Income Taxes, net	1,166	4,582	173
Statutory Depletion in Excess of Cost	(5,672)	(4,367)	(3,512)
Domestic Production Activities Deduction	(6,302)	(6,853)	(3,453)
Meals and Entertainment Disallowance	629	647	503
Penalties on Uncertain Tax Positions	—	—	213
IRS Settlement	—	(16,559)	—
Other	101	100	6
Provision for Income Taxes	$66,660	$66,074	$57,561
Effective Tax Rate	30%	26%	32%

Schedule of Deferred Income Tax Provision

The deferred income tax provision results from the following temporary differences in the recognition of revenues and expenses for tax and financial reporting purposes:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Excess Tax Depreciation and Amortization	$3,284	$2,259	$6,875
Bad Debts	(1,340)	(142)	(224)
Uniform Capitalization	(1,339)	1,296	(1,127)
Accrual Changes	(1,298)	(611)	(1,075)
Uncertain Tax Position Accruals	—	—	213
Prepaid Insurance	(1,149)	(331)	424
State Income Taxes, net	(1,155)	6,060	(1,319)
Reversal of Prepaid Sand Liability	3,682	—	—
Long-term Incentive Compensation Plans	(3,140)	(1,792)	(373)
Other	132	(934)	1,033
	$(2,323)	$5,805	$5,746

Schedule of Components of Deferred Income Taxes

Components of deferred income taxes are as follows:

	March 31,
	2016	2015
	(dollars in thousands)
Items Giving Rise to Deferred Tax Liabilities -
Excess Tax Depreciation and Amortization	$(157,260)	$(153,045)
Depletion	(21,911)	(18,374)
Repair Parts	(2,446)	(3,376)
State Income Taxes, net	(12,552)	(13,708)
Other	(4,147)	(5,359)
Total Deferred Tax Liabilities	$(198,316)	$(193,862)
Items Giving Rise to Deferred Tax Assets -
Accrual Changes	$11,855	$10,557
Bad Debts	3,604	2,264
Uniform Capitalization	2,174	835
Deferred Revenue	700	4,382
Long-term Incentive Compensation Plan	11,458	8,318
Other	6,846	7,118
Total Deferred Tax Assets	$36,637	$33,474

Schedule of Income Taxes Classified in Consolidated Balance Sheet	Deferred income taxes are classified in the consolidated balance sheet as follows:
	March 31,
	2016	2015
	(dollars in thousands)
Deferred Income Taxes	$(161,679)	$(160,388)

Reconciliation of Consolidated Liability for Gross Unrecognized Tax Benefits

Reconciliation of the consolidated liability for gross unrecognized tax benefits, excluding interest, from April 1, 2013 to March 31, 2016, is as follows:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Balance at Beginning of Year	$—	$24,802	$24,589
Increase related to prior tax positions	—	—	213
Decrease related to prior tax positions	—	(24,802)	—
Payments	—	—	—
	$—	$—	$24,802

Summary of Amounts of Interest and Penalties Recognized in Relation to Uncertain Tax Position

The following is a summary of the amounts of interest and penalties recognized in relation to our uncertain tax position:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Accrued interest recognized	$—	$(3,847)	$641
Accrued penalties recognized	$—	$(6,475)	$213